Commitments (Schedule Of Lease Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 2,808
2014	1,916
2015	585
2016	547
2017	231
After 2017	$ 0